Leases (Notes)	12 Months Ended
Jan. 01, 2013
Leases [Abstract]
Leases
Leases
The Company leases restaurant facilities, office space and certain equipment under operating leases that expire on various dates through December 2028. Lease terms for traditional shopping centers generally include a base term of 10 years, with options to extend these leases for additional periods of 5 to 15 years. Typically, the lease includes rent escalations, which are expensed on a straight-line basis over the lease term. The difference between rent expense and cash paid for rent is recognized as deferred rent. Rent expense for 2012 and 2011 was approximately $24.6 million and $20.9 million, respectively.
Future minimum lease payments required under existing leases as of January 1, 2013 are as follows (in thousands):

2013	$29,528
2014	28,981
2015	27,139
2016	25,575
2017	22,786
Thereafter	70,394
$204,403

Minimum payments have not been reduced by minimum sublease rentals of $45,000 due in the future under non-cancelable subleases.